Stock Option and Incentive Plan Schedule of Stock Options Outstanding (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Exercise Price of $90.71 [Member]	Dec. 31, 2013 Exercise Price of $99.94 [Member]	Dec. 31, 2013 Exercise Price of $102.83 [Member]	Dec. 31, 2013 Exercise Price of $105.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price					$ 90.71	$ 99.94	$ 102.83	$ 105.25
Weighted Average Remaining Contractual Life (Years)					7 years 1 month 6 days	9 years 3 months 18 days	9 years 1 month 6 days	8 years 1 month 6 days
Number Outstanding at 12/31/13,	558,823	294,527	155,623	324,938	131,837	51,971	205,821	169,194
Outstanding, Weighted Average Exercise Price	$ 100.43	$ 101.06	$ 89.35	$ 32.65	$ 90.71	$ 99.94	$ 102.83	$ 105.25
Number Exercisable at 12/31/2013		91,496	13,633		80,240	0	48,026	71,602
Exercisable, Weighted Average Exercise Price		$ 98.92	$ 54.32		$ 90.71	$ 0.00	$ 102.83	$ 105.25